Shareholder's capital - Schedule of Performance Stock Units (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Exercisable , weighted average remaining contractual term	3 years 8 months 23 days
PSUs and RSUs
Number of awards
Beginning balance (in shares)	3,577,747	2,109,710
Granted, including dividends (in shares)	2,863,298	2,841,967
Exercised (in shares)	(416,659)	(922,883)
Forfeited (in shares)	(833,416)	(451,047)
Ending balance (in shares)	5,190,970	3,577,747	2,109,710
Exercisable (in shares)	889,318
Weighted average grant-date fair value
Beginning balance (in USD per share)	$ 18.38	$ 18.38
Granted, including dividends (in USD per share)	7.24	10.98
Exercised (in USD per share)	16.66	18.73
Forfeited (in USD per share)	11.91	15.07
Ending balance (in USD per share)	18.38	$ 18.38	$ 18.38
Exercisable (in USD per share)	$ 18.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, weighted average remaining contractual term	1 year 5 months 4 days	1 year 9 months 3 days	1 year 9 months 3 days
Granted, including dividends, weighted average remaining contractual term	2 years 14 days	2 years 7 days
Outstanding, aggregate intrinsic value	$ 33,118	$ 29,777	$ 18,608
Granted, including dividends, aggregate intrinsic value	20,025	25,329
Exercised, aggregate intrinsic value	3,421	10,125
Forfeited, aggregate intrinsic value	5,317	$ 3,771
Exercisable, aggregate intrinsic value	$ 5,674